Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Income
Loans, Including Fees	$ 39,716,269	$ 39,735,615	$ 41,350,195
Federal Funds Sold	14,561	32,100	39,199
Deposits with Other Banks	79,735	41,639	26,704
Investment Securities
U.S. Government Agencies	4,235,207	4,737,878	3,516,978
State, County and Municipal	107,638	99,736	123,972
Corporate Obligations			47,275
Dividends on Other Investments	122,070	115,134	81,398
	44,275,480	44,762,102	45,185,721
Interest Expense
Deposits	4,856,673	5,113,024	5,821,366
Federal Funds Purchased	26	19	116
Borrowed Money	1,712,548	1,685,744	1,675,164
	6,569,247	6,798,787	7,496,646
Net Interest Income	37,706,233	37,963,315	37,689,075
Provision for Loan Losses	865,500	1,308,000	4,485,000
Net Interest Income After Provision for Loan Losses	36,840,733	36,655,315	33,204,075
Noninterest Income
Service Charges on Deposits	4,268,438	4,649,008	4,690,599
Other Service Charges, Commissions and Fees	2,627,157	2,387,589	1,725,271
Mortgage Fee Income	527,187	419,963	484,396
Securities Gains (Losses)	(11,466)	23,735	(363,804)
Gain on Sale of SBA Loans			635,190
Other	1,633,205	1,644,294	1,205,631
	9,044,521	9,124,589	8,377,283
Noninterest Expenses
Salaries and Employee Benefits	17,589,631	17,507,926	16,691,972
Occupancy and Equipment	3,989,347	4,062,844	3,794,524
Directors’ Fees	358,291	392,132	416,972
Legal and Professional Fees	737,731	785,683	721,322
Foreclosed Property	1,682,783	2,701,436	3,918,128
FDIC Assessment	899,302	965,898	1,321,981
Advertising	624,844	652,374	508,292
Software	992,593	925,489	852,475
Telephone	710,038	735,735	778,151
ATM/Card Processing	1,061,262	905,732	685,497
Other	5,078,932	5,344,743	4,928,135
	33,724,754	34,979,992	34,617,449
Income Before Income Taxes	12,160,500	10,799,912	6,963,909
Income Taxes	3,787,803	3,268,287	2,334,864
Net Income	8,372,697	7,531,625	4,629,045
Preferred Stock Dividends	2,375,010	2,688,604	1,508,761
Net Income Available to Common Stockholders	$ 5,997,687	$ 4,843,021	$ 3,120,284
Net Income Per Share of Common Stock (in Dollars per share)	$ 0.71	$ 0.57	$ 0.37
Basic (in Dollars per share)	0.71	0.57	0.37
Diluted (in Dollars per share)	0.71	0.57	0.37
Cash Dividends Declared Per Share of Common Stock (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Weighted Average Shares Outstanding, Basic (in Shares)	8,439,258	8,439,258	8,439,258
Weighted Average Shares Outstanding, Diluted (in Shares)	8,458,461	8,439,258	8,439,258